Insurance (Summary of Components of Insurance Service Result) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Insurance revenue	$ 1,665	$ 1,514	$ 3,341	$ 3,056
Insurance service expenses	1,248	1,118	2,614	2,282
Insurance service result before reinsurance contracts held	417	396	727	774
Net (income) expense from reinsurance contracts held	(31)	(38)	(19)	(84)
Insurance service result	$ 386	$ 358	$ 708	$ 690